Cash Flow Information - Reconciliation of Liabilities Arising from Financing Activities (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 1,517.3
Statement of Cash Flows, Proceeds	213.8
Statement of Cash Flows, Repayments or Payments	(436.7)
Non-cash Changes, Foreign Exchange	(17.1)
Additions and modifications	134.2
Dividends declared	64.7
Non-cash Changes, Other	1.0
Ending balance	1,477.2
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	645.0
Statement of Cash Flows, Repayments or Payments	(116.7)
Non-cash Changes, Foreign Exchange	(16.0)
Additions and modifications	125.8
Non-cash Changes, Other	0.4
Ending balance	688.9
Software financing obligations [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	19.5
Statement of Cash Flows, Repayments or Payments	(12.3)
Non-cash Changes, Foreign Exchange	(0.8)
Additions and modifications	8.4
Non-cash Changes, Other	0.9
Ending balance	15.7
Dividends to shareholders [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	15.4
Statement of Cash Flows, Repayments or Payments	(64.0)
Dividends declared	64.7
Ending balance	16.1
Revolving credit facilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	528.6
Statement of Cash Flows, Proceeds	163.4
Statement of Cash Flows, Repayments or Payments	(243.7)
Non-cash Changes, Foreign Exchange	(0.3)
Ending balance	448.0
Term loan [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	308.8
Non-cash Changes, Other	(0.3)
Ending balance	$ 308.5